Employee Benefits - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2024	$ 332
2025	383
2026	391
2027	416
2028	430
2029-2033	$ 2,439